UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital, LLC
Address: 2489 Fifth Avenue
         26th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /S/     Ross Garon     New York, NY     June 30, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $262,703 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       DBCV  3.500%11/1 037389AT0     3575  2953000 SH       SOLE                  2953000        0        0
APOGENT TECHNOLOGIES INC       DBCV        12/1 03760AAK7    53703 45500000 SH       SOLE                 45500000        0        0
BP PLC                         SPONSORED ADR    055622104     6240     1000 SH  P    SOLE                     1000        0        0
BP PLC                         SPONSORED ADR    055622104     1778    28500 SH       SOLE                    28500        0        0
CAPITALSOURCE INC              DBCV  3.500% 7/1 14055XAD4    18407 19000000 SH       SOLE                 19000000        0        0
CHEVRONTEXACO CORP             COM              166764100     2916      500 SH  C    SOLE                      500        0        0
COMVERSE TECHNOLOGY INC        DEBT         5/1 205862AL9     2229  1500000 SH       SOLE                  1500000        0        0
CONOCOPHILLIPS                 COM              20825C104     7549      700 SH  C    SOLE                      700        0        0
CONTINENTAL AIRLS INC          CL B             210795308     3233   268500 SH       SOLE                   268500        0        0
DELTA AIR LINES INC DEL        NOTE  8.000% 6/0 247361YP7     2428  6070000 SH       SOLE                  6070000        0        0
DUKE ENERGY CORP               NOTE  1.750% 5/1 264399EJ1    16181 13500000 SH       SOLE                 13500000        0        0
EXXON MOBIL CORP               COM              30231G102    11920     2000 SH  C    SOLE                     2000        0        0
EXXON MOBIL CORP               COM              30231G102     5960     1000 SH  C    SOLE                     1000        0        0
EXXON MOBIL CORP               COM              30231G102    11920     2000 SH  P    SOLE                     2000        0        0
GENERAL MTRS CORP              COM              370442105    11756     4000 SH  P    SOLE                     4000        0        0
HALLIBURTON CO                 NOTE  3.125% 7/1 406216AM3     3817  3000000 SH       SOLE                  3000000        0        0
IMCLONE SYS INC                NOTE  1.375% 5/1 45245WAF6     8425 10000000 SH       SOLE                 10000000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV         1/2 459902AL6     1458  2000000 SH       SOLE                  2000000        0        0
JETBLUE AWYS CORP              NOTE  3.500% 7/1 477143AB7     8195  9430000 SH       SOLE                  9430000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE  2.875% 7/1 52729NBA7     1500  2877000 SH       SOLE                  2877000        0        0
MARATHON OIL CORP              COM              565849106     2346      500 SH  C    SOLE                      500        0        0
MARATHON OIL CORP              COM              565849106     1056      225 SH  P    SOLE                      225        0        0
MICRON TECHNOLOGY INC          NOTE  2.500% 2/0 595112AG8     2207  2000000 SH       SOLE                  2000000        0        0
NORTHWEST AIRLS CORP           CL A             667280101     1864   278589 SH       SOLE                   278589        0        0
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    53647 47700000 SH       SOLE                 47700000        0        0
QUALCOMM INC                   COM              747525103     7326     2000 SH  P    SOLE                     2000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     1301    40000 SH       SOLE                    40000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103     1124     2000 SH  P    SOLE                     2000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103     1124     2000 SH  P    SOLE                     2000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     4093     1153 SH  C    SOLE                     1153        0        0
YELLOW ROADWAY CORP            COM              985577105     2927      500 SH  C    SOLE                      500        0        0
YELLOW ROADWAY CORP            COM              985577105      498     8500 SH       SOLE                     8500        0        0